Related Party Transactions (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Related Party Transactions (Textual)
Total notes payable - related parties		$ 1,301,534
Total due to related parties	1,347,981	60,851
Total	1,347,981	1,362,385
Wenjie Tang [Member]
Related Party Transactions (Textual)
Total notes payable - related parties		1,301,534
Total due to related parties	11,318	19,949
Zhentao Jiang [Member]
Related Party Transactions (Textual)
Total notes payable - related parties
Total due to related parties	1,307,264
Guofu Zhang [Member]
Related Party Transactions (Textual)
Total due to related parties	$ 23,399	$ 40,902